Value Line Larger Companies Focused Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2024

Shares		Value
COMMON STOCKS 99.8%
COMMUNICATION SERVICES 21.9%
	INTERNET 21.9%
73,000	Alphabet, Inc. Class A	$12,107,050
260,000	Match Group, Inc.(1)(2)	9,838,400
47,000	Meta Platforms, Inc. Class A	26,904,680
16,000	Netflix, Inc.(1)	11,348,320
105,000	Roku, Inc.(1)	7,839,300
550,000	Snap, Inc. Class A(1)	5,885,000
		73,922,750
CONSUMER DISCRETIONARY 15.0%
	AUTO MANUFACTURERS 3.2%
420,000	Rivian Automotive, Inc. Class A(1)(2)	4,712,400
23,000	Tesla, Inc.(1)	6,017,490
		10,729,890
	ENTERTAINMENT 1.6%
140,000	DraftKings, Inc. Class A(1)	5,488,000
	INTERNET 7.5%
97,000	Amazon.com, Inc.(1)	18,074,010
1,700	Booking Holdings, Inc.	7,160,604
		25,234,614
	RETAIL 2.7%
100,000	Chipotle Mexican Grill, Inc.(1)	5,762,000
12,000	Lululemon Athletica, Inc.(1)	3,256,200
		9,018,200
		50,470,704
ENERGY 1.2%
	OIL & GAS 1.2%
24,000	Diamondback Energy, Inc.	4,137,600
FINANCIALS 7.9%
	DIVERSIFIED FINANCIALS 5.5%
43,000	Coinbase Global, Inc. Class A(1)	7,661,310
39,000	Visa, Inc. Class A	10,723,050
		18,384,360
	INTERNET 2.4%
350,000	Robinhood Markets, Inc. Class A(1)	8,197,000
		26,581,360
HEALTHCARE 11.5%
	BIOTECHNOLOGY 6.7%
80,000	BioMarin Pharmaceutical, Inc.(1)	5,623,200
300,000	Exelixis, Inc.(1)	7,785,000
20,000	Vertex Pharmaceuticals, Inc.(1)	9,301,600
		22,709,800
	HEALTHCARE PRODUCTS 3.9%
190,000	Exact Sciences Corp.(1)(2)	12,942,800
	PHARMACEUTICALS 0.9%
46,000	Dexcom, Inc.(1)	3,083,840
		38,736,440
INDUSTRIALS 6.4%
	INTERNET 6.4%
285,000	Uber Technologies, Inc.(1)	21,420,600
Shares		Value
COMMON STOCKS 99.8% (continued)
INFORMATION TECHNOLOGY 35.9%
	COMPUTERS 5.1%
32,000	Apple, Inc.	$7,456,000
35,000	Crowdstrike Holdings, Inc. Class A(1)	9,816,450
		17,272,450
	INTERNET 1.8%
76,000	Shopify, Inc. Class A(1)	6,090,640
	SEMICONDUCTORS 14.1%
115,000	Advanced Micro Devices, Inc.(1)	18,869,200
235,000	NVIDIA Corp.	28,538,400
		47,407,600
	SOFTWARE 14.9%
11,000	Adobe, Inc.(1)	5,695,580
30,000	Microsoft Corp.	12,909,000
65,000	MicroStrategy, Inc. Class A(1)(2)	10,959,000
25,000	Salesforce, Inc.	6,842,750
8,500	ServiceNow, Inc.(1)	7,602,315
26,000	Workday, Inc. Class A(1)	6,354,660
		50,363,305
		121,133,995
TOTAL COMMON STOCKS (Cost $187,338,242)		336,403,449
SHORT-TERM INVESTMENTS 0.4%
	MONEY MARKET FUNDS 0.4%
1,194,504	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.94%(3)	1,194,504
354,000	State Street Navigator Securities Lending Government Money Market Portfolio(4)	354,000
		1,548,504
TOTAL SHORT-TERM INVESTMENTS (Cost $1,548,504)		1,548,504
TOTAL INVESTMENTS IN SECURITIES 100.2% (Cost $188,886,746)		$337,951,953
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.2)%		(805,976)
NET ASSETS(5) 100.0%		$337,145,977

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2024, the market value of the securities on loan was $30,257,374.
(3)	Rate reflects 7 day yield as of September 30, 2024.
(4)
Securities with an aggregate market value of
$30,257,374 were out on loan in exchange for $354,000
of cash collateral as of September 30, 2024. The
collateral was invested in a cash collateral reinvestment
vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$188,886,746, aggregate gross unrealized appreciation
was $161,427,925, aggregate gross unrealized
depreciation was $12,362,718 and the net unrealized
appreciation was $149,065,207.

See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$336,403,449	$—	$—	$336,403,449
Short-Term Investments	1,548,504	—	—	1,548,504
Total Investments in Securities	$337,951,953	$—	$—	$337,951,953

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2024, there were no Level 3 investments.